STOCK-BASED COMPENSATION - Assumptions in Estimating Option Fair Value (Details) - Stock Options	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	74.00%	71.41%	69.10%
Risk-free interest rate	1.06%	0.49%	2.47%
Expected term (years)	6 years 2 months 23 days	5 years 9 months 25 days	5 years 9 months 29 days
Dividend yield	0.00%	0.00%	0.00%